Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan (Stock Options Activity) (Details) (USD $)
In Thousands, except Share data, unless otherwise specified
	0 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2014
Outstanding Stock Options Activity [Roll Forward]
Outstanding at January 1, 2012 (in shares)			859,945	859,945
Exercised (in shares)			(147,163)
Canceled (in shares)			(17,901)
Outstanding at December 31, 2012 (in shares)	694,881	859,945		694,881
Vested and Expected to Vest at December 31, 2012 (in shares)	691,237			691,237
Exercisable at December 31, 2012 (in shares)	624,680			624,680
Options Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding - weighted average exercise price per share at January 1, 2012			$ 10.61	$ 10.61
Exercised, weighted average exercise price per share			$ 7.51
Canceled, weighted average exercise price per share			$ 8.25
Outstanding - weighted average exercise price per share at December 31, 2012	$ 11.33	$ 10.61		$ 11.33
Vested and Expected to Vest, weighted average exercise price per share	$ 11.32			$ 11.32
Exercisable, weighted average exercise price per share	$ 11.13			$ 11.13
Outstanding, weighted average remaining contractual term at January 1, 2012	3 years 6 months	4 years 9 months 18 days		3 years 6 months
Outstanding, weighted average remaining contractual term at December 31, 2012	3 years 6 months	4 years 9 months 18 days		3 years 6 months
Vested and Expected to Vest, weighted average remaining contractual term				3 years 6 months
Exercisable, weighted average remaining contractual term				3 years 2 months 12 days
Options outstanding - aggregate intrinsic value at January 1, 2012			$ 20,903	$ 20,903
Options outstanding - aggregate intrinsic value at December 31, 2012	15,189	20,903		15,189
Vested and Expected to Vest, aggregate intrinsic value	15,120			15,120
Exercisable, aggregate intrinsic value	$ 13,782			$ 13,782
Incentive Stock Options [Member]
Outstanding Stock Options Activity [Roll Forward]
Outstanding at January 1, 2012 (in shares)			69,416	69,416
Exercised (in shares)			(61,749)
Canceled (in shares)			(3,400)
Outstanding at December 31, 2012 (in shares)	4,267			4,267
Vested and Expected to Vest at December 31, 2012 (in shares)	4,267			4,267
Exercisable at December 31, 2012 (in shares)	4,267			4,267
Non Qualified Stock Options [Member]
Outstanding Stock Options Activity [Roll Forward]
Outstanding at January 1, 2012 (in shares)			790,529	790,529
Exercised (in shares)			(85,414)
Canceled (in shares)			(14,501)
Outstanding at December 31, 2012 (in shares)	690,614			690,614
Vested and Expected to Vest at December 31, 2012 (in shares)	686,970			686,970
Exercisable at December 31, 2012 (in shares)	620,413			620,413